Debt and Other Financing Arrangements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Debt Instrument [Line Items]
Annual aggregate long-term debt maturities - 2016	$ 0
Annual aggregate long-term debt maturities - 2017	600,000,000
Annual aggregate long-term debt maturities - 2018	500,000,000
Annual aggregate long-term debt maturities - 2019	0
Annual aggregate long-term debt maturities - 2020	20,000,000
Annual aggregate long-term debt maturities - thereafter	3,241,000,000
Issuance of Commercial Papers	$ 0	$ 151,400,000
Ratio funded debt to total capital	36.00%
Harris Steel [Member]
Debt Instrument [Line Items]
Credit facility availability	$ 25,100,000
Credit facilities, amount outstanding	0	1,500,000
Nucor Trading S.A. [Member]
Debt Instrument [Line Items]
Credit facilities, amount outstanding	51,300,000	54,600,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	$ 1,500,000,000
Unsecured revolving credit facility, Expiration date	2018-08
Credit facility availability	$ 500,000,000
Ratio on the limit of funded debt to capital on credit facility	60.00%
Credit facilities, amount outstanding	$ 0	0
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility availability	500,000,000
Letter of Credit [Member] | Nucor Trading S.A. [Member]
Debt Instrument [Line Items]
Credit facilities, amount outstanding	58,000,000	$ 42,200,000
Foreign Currency Loans [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	850,000,000
Revolving Loans For Nucor Subsidiaries [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	$ 500,000,000
Maximum [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Debt instrument maturity		90 days
Gallatin [Member]
Debt Instrument [Line Items]
Issuance of Commercial Papers			$ 300,000,000